SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2015
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of consolidation
Basis of consolidation

The consolidated financial statements include the accounts of Perion and its subsidiaries. All Intercompany balances and transactions have been eliminated.

Commencing in 2014, the acquisition of ClientConnect Ltd. (“ClientConnect”) is reflected in the Company's financial statements as a reverse acquisition of all of Perion's outstanding shares and options by ClientConnect, in accordance with Accounting Standards Codification (“ASC”) 805, "Business Combinations". Under ASC 805, ClientConnect is considered as the acquirer and the Company is viewed as the acquiree and therefore, the comparative amounts as included in these financial statements, namely, the related consolidated statements of income, comprehensive income, changes in shareholders' equity and cash flows for the year ended December 31, 2013, represent ClientConnect's amounts and results for those periods.

Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and the accompanying notes. Actual results could differ materially from those estimates. On an ongoing basis, the Company's management evaluates its estimates, including those related to accounts receivable, intangible assets and goodwill, fair values and useful lives of intangible assets, fair values of stock-based awards, allowance for doubtful accounts, realizability of deferred tax assets, income taxes, and contingent liabilities, among others. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of the Company's assets and liabilities.

Financial statements in U.S. dollars
Financial statements in U.S. dollars

The reporting currency of the Company is the U.S. dollar (“USD”). Major parts of the Company's operations are carried out by the Company and its subsidiaries in the United States and Israel. The functional currency of these entities is the USD. Accordingly, monetary accounts maintained in currencies other than the USD are remeasured into USD, in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses resulting from the remeasurement of the monetary balance sheet items are reflected in the statement of income as financial income or expenses, as appropriate.

Management believes that the USD is the currency of the primary economic environment in which the Company operates. The financial statements of other subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as an accumulated other comprehensive income (loss) component of shareholders' equity.

Cash and cash equivalents and Short-term deposits
Cash and cash equivalents and short-term deposits

The Company considers all short-term, highly liquid and unrestricted cash balances, with stated maturities of three months or less from date of purchase, as cash equivalents. Short-term deposits are bank deposits with maturities of more than three months, but less than one year. The short-term deposits as of December 31, 2014 and 2015 are denominated in USD and bear interest at an average annual rate of 0.49% and 0.72%, respectively.

Restricted cash
Restricted cash

Restricted cash is comprised primarily of security deposits that are held to secure the Company's hedging activity, lease obligations and certain letter of credits associated with lease obligation. Restricted cash in the amount of $696 and $646 as of December 31, 2014 and 2015, respectively, are included under Prepaid expenses and other current assets. Restricted cash as of December 31, 2015, in the amount of $1,182 is included under Other assets in the accompanying balance sheets.

Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Trade accounts receivables are stated at realizable value, net of an allowance for doubtful accounts. The Company evaluating its outstanding accounts receivable and establishes an allowance for doubtful accounts based on information available on their credit condition, current aging, and historical experience. These allowances are reevaluated and adjusted periodically as additional information is available.

Property and equipment
Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33
Office furniture and equipment	6 - 15

Leasehold improvements are amortized using the straight-line method over the term of the lease or the estimated useful life of the improvements, whichever is shorter.

Internally Developed Software
Internally Developed Software

The Company capitalizes certain internal and external software development costs, consisting primarily of direct labor associated with creating the internally developed software. Software development projects generally include three stages: the preliminary project stage (all costs expensed as incurred), the application development stage (costs are capitalized) and the post implementation/operation stage (all costs expensed as incurred). The costs capitalized in the application development stage primarily include the costs of designing the application, coding and testing of the system. Capitalized costs are amortized using the straight line method over the estimated useful life of the software, generally 3 years, once it is ready for its intended use. The Company believes the straight line recognition method best approximates the manner in which the expected benefit will be derived. During 2015, the Company capitalized software development costs of $4,192 (including $187 of stock-based compensation). Amortization expense for the related capitalized internally developed software in 2015 totaled $245, and is included in Cost of revenues in the accompanying consolidated statements of operations. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. As a result of changes in circumstances, management decided to abandon certain projects and therefore recorded $3,390 impairment in 2015. Capitalized software development costs of $557 are included in property and equipment in the consolidated balance sheets as of December 31, 2015 (see Note 4).

Impairment of long-lived assets and intangible assets subject to amortization
Impairment of long-lived assets and intangible assets subject to amortization

Property and equipment and intangible assets subject to amortization are reviewed for impairment in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets", whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The recoverability of these assets is measured by comparing the carrying amounts to the future undiscounted cash flows the assets are expected to generate. If property and equipment and intangible assets are considered to be impaired, the impairment to be recognized equals the amount by which the carrying value of the asset exceeds its fair market value.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

In 2014 and 2015, the Company recorded impairment charges of $19,941 and $8,471, respectively with respect to intangible assets subject to amortization (see Note 5).

In addition, in connection with the restructuring plans of the Company in 2014 and 2015, the Company recorded, an impairment of $632 and $159, respectively, related to its property and equipment.

Goodwill and other intangible assets
Goodwill and other intangible assets

Goodwill reflects the excess of the purchase price of business acquired over the fair value of net assets acquired. Goodwill is not amortized but instead is tested for impairment, in accordance with ASC 350, “Intangibles – Goodwill and Other”, at least annually at December 31 each year, or more frequently if events or changes in circumstances indicate that the carrying value may be impaired.

The first step, identifying a potential impairment, compares the fair value of the reporting unit with its carrying amount. If the carrying amount exceeds its fair value, the second step would need to be performed; otherwise, no further step is required. The second step, measuring the impairment loss, compares the implied fair value of the goodwill with the carrying amount of the goodwill.

Any excess of the carrying amount over the applied fair value is recognized as an impairment loss, and the carrying value of goodwill is written down to fair value.

The Company determined that certain indicators of potential impairment existed during 2015, which triggered goodwill impairment analysis for its reporting units. These indicators included a decrease in the Company's share price and lower than expected sales and cash flow as well as management decisions to abandon certain R&D projects. Based on the goodwill assessment for the search monetization reporting unit and Growmobile reporting unit, the Company determined that the carrying amount of the reporting units exceeds their fair value and recorded an impairment of $87,043 to its goodwill. No such impairment losses were recorded in 2013 and 2014.

The majority of the inputs used in the discounted cash flow model to determine the fair value of the reporting units are unobservable and thus are considered to be Level 3 inputs.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives. The acquired customer arrangements, technology and logo are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such intangible assets as compared to the straight-line method.

Deferred Financing Costs
Deferred Financing Costs

Direct and incremental costs related to the issuance of debt are capitalized as deferred financing costs and are deducted from the carrying amount of that debt in the consolidated balance sheets.
The Company amortizes deferred financing costs using the effective-interest method and records such amortization as interest expense.

Revenue recognition
Revenue recognition

The Company generates revenues primarily from two major sources:

Search Revenues - the Company obtains the majority of its revenues from service agreements with its search partners. Search revenue is generated primarily from monthly transaction volume-based fees earned by the Company for making its applications available to online publishers and app developers (either based on fixed price models, pay-per-search fee or portion of the revenue generated by the search partners).

Advertising Revenues - the Company generates a portion of its revenues from users' clicks on text-based links to advertisers' websites, or sponsored links. Ads are incorporated into the download and installation process of the app developers software or through browser extension that offer recommendations, deals, coupons and relevant content to users as they browse online. Following the Undertone acquisition (see Note 3), advertising revenues are generated also from delivering, primarily high impact, ad formats creatively designed to capture consumer attention and drive engagement, across a hand-picked portfolio of websites and mobile applications.

The Company evaluates whether Search and Advertising Revenues should be presented on a gross basis, which is the amount that a customer pays for the service, or on a net basis, which is the customer payment less amounts the Company pays to suppliers. In making that evaluation, the Company considers indicators such as whether the Company is the primary obligor in the arrangement and assumes risks and rewards as a principal or an agent, including the credit risk, whether the Company has latitude in establishing prices and selects its suppliers and whether it changes the products or performs part of the service.

The evaluation of these factors is subject to significant judgment and subjectivity. Generally, when the Company is primarily obligated in a transaction, is subject to risk, involved in the determination of the product or the service specifications, separately negotiates each revenue service agreement or publisher agreement and can have several additional indicators, revenue is recorded on a gross basis.

The Company recognizes revenue when all four revenue recognition criteria have been met: persuasive evidence of an arrangement exists, services are rendered, the fee or price charged is fixed or determinable and collectability is reasonably assured. Deferred revenue is recorded when payments are received from customers in advance of the Company's rendering of services.

Cost of revenues
Cost of revenues

Cost of revenues consists primarily of expenses associated with the operation of the Company's data centers, including depreciation, labor, energy, and bandwidth costs, amortization of acquisition-related intangible assets, as well as content acquisition costs. The direct cost relating to search and advertising revenues is immaterial.

Customer acquisition and media buy costs
Customer acquisition and media buy costs

Customer acquisition and media buy costs consist of amounts paid to publishers and app developers who distribute the Company's applications and other products and the costs of advertising inventory incurred to deliver ads. These amounts are primarily based on fixed fee and revenue share arrangements with minimum guaranty and are charged as incurred.

Research and development costs
Research and development costs

Research and development costs are charged to the statement of income as incurred, except for certain costs relating to internally developed software, which are capitalized and amortized on a straight line basis over their estimated useful life once the asset is placed in service.

Income taxes
Income taxes

The Company accounts for income taxes in accordance with ASC 740, "Income Taxes". This Statement prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. To the extent necessary, the Company provides a valuation allowance, to reduce deferred tax assets to their estimated realizable value.

The Company accounts for uncertain tax positions in accordance with ASC 740, which contains a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

The Company accrued interest and penalties related to unrecognized tax benefits in its financial expenses.

Severance pay
Severance pay

With regards to employees in Israel, where there is a mandated severance liability, most of the Company's agreements with employees are in accordance with section 14 of the Severance Pay Law, 1963 (“Section 14”), where the Company's contributions for severance pay shall be instead of its severance liability.

Upon contribution based on the full amount of the employee's monthly salary, and release of the policy to the employee, no additional severance payments shall be made by the Company to the employee. Therefore, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from obligation to employees once the deposit amounts have been paid.

The Company's liability for severance pay to employees not under Section 14, is calculated pursuant to Israel's Severance Pay Law based on the most recent monthly salaries of such employees, multiplied by the number of years of their employment, or a portion thereof, as of the balance sheet date. This liability is fully provided for by monthly deposits in insurance policies and by an accrual. The deposited funds include profits and losses accumulated up to the balance sheet date and they may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements.

Severance expenses from continuing operations for the years ended December 31, 2013, 2014 and 2015 amounted to $1,296, $3,330 and $2,310, respectively. Severance expenses from discontinued operations for the year ended December 31, 2013 amounted to $1,080. The balances of severance deposits and accrued severance pay are immaterial and included in other assets and other long-term liabilities on the accompanying balance sheets, respectively.

Employee benefit plan
Employee benefit plan

The Company's U.S. operations maintain a retirement plan (the “U.S. Plan”) that qualifies as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Participants in the U.S. Plan may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service annual contribution limit. The Company matches 100% of each participant's contributions, up to 3% of employee deferral, and 50% of the next 2% of employee deferral. Contributions to the U.S. Plan are recorded during the year contributed as an expense in the consolidated statement of income.

Total employer 401(k) contributions for the years ended December 31, 2013, 2014 and 2015 were $61, $116 and $247, respectively.

Comprehensive income (loss)
Comprehensive income (loss)

The Company accounts for comprehensive income (loss) in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its other comprehensive income (loss) relates to hedging derivative instruments and foreign currency translation.

Net earnings per share
Net earnings per share

In accordance with ASC 260, "Earnings Per Share", basic net earnings per share ("Basic EPS") is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net earnings per share ("Diluted EPS") reflects the potential dilution that could occur if stock options and other commitments to issue ordinary shares were exercised or equity awards vested, resulting in the issuance of ordinary shares that could share in the net earnings of the Company.

The weighted average number of ordinary shares related to the outstanding options, restricted shares, convertible debt and warrants excluded from the calculations of diluted net earnings per ordinary share, as these securities are anti-dilutive, was 2,778,618, 3,766,080 and 14,179,439 for the years ended December 31, 2013, 2014 and 2015, respectively.

Concentrations of credit risk
Concentrations of credit risk

Financial instruments that potentially subject the Company to a concentration of credit risk, consist primarily of cash and cash equivalents, bank deposits, restricted cash and accounts receivable.

The majority of the Company's cash and cash equivalents, bank deposits and restricted cash are invested in USD instruments with major banks in the U.S. and Israel. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk.

The Company's major customers are financially sound, and the Company believes low credit risk is associated with these customers. To date, the Company has not experienced any material bad debt losses. Total expenses for doubtful debts during 2013, 2014 and 2015 amounted to $0,  $1,035 and $104, respectively.

Stock-based compensation
Stock-based compensation

The Company accounts for stock-based compensation under ASC 718, "Compensation - Stock Compensation", which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to employees and directors. ASC 718 requires companies to estimate the fair value of equity-based awards on the date of grant, using an option-pricing model. The value of the portion of the award that is ultimately expected to vest, is recognized as an expense over the requisite service periods in the Company's consolidated statement of income. ASC 718 requires forfeitures to be estimated at the time of grant, and revised if necessary in subsequent periods, if actual forfeitures differ from those estimates.

The Company recognizes compensation expenses for the value of its awards, which have graded vesting based on service conditions, using the straight line method, over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures. For performance-based stock units, the Company recognizes compensation expenses for the value of such awards, if and when the Company concludes that it is probable that a performance condition will be achieved based on the accelerated attribution method over the requisite service period. The Company should reassess the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company accounted for changes in award terms as a modification in accordance with ASC 718. A modification to the terms of an award should be treated as an exchange of the original award for a new award with total compensation cost equal to the grant-date fair value of the original award plus the incremental value measured at the same date. Under ASC 718, the calculation of the incremental value is based on the excess of the fair value of the new (modified) award based on current circumstances over the fair value of the original award measured immediately before its terms are modified based on current circumstances.

Prior to 2014 and the acquisition of Perion, ClientConnect used the Black-Scholes-Merton option pricing model to determine the fair value of its stock-based awards. Following Perion's acquisition on January 2, 2014, the Company estimates the fair value of its new stock-based awards using the Binomial option-pricing model. The change from the Black-Scholes-Merton to the Binomial option-pricing model is considered a change in accounting estimate and its impact on the estimated fair value of the Company's stock-based awards is minimal.

The following table presents the various assumptions used to estimate the fair value of the Company's stock-based awards granted to employees and directors in the periods presented:

	Year ended December 31
	2013	2014	2015

Risk-free interest rate	0.93% - 1.91%	0.10% - 1.72%	0.17% - 1.76%
Expected volatility	50%	44.44% - 51.62%	43.49% - 50.31%
Expected term (years)	6.25	-	-
Early exercise factor	-	100% - 256%	160% - 210%
Forfeiture rate post vesting	-	0% - 15%	0% - 18%
Dividend yield	0%	0%	0%

The stock-based awards prior to 2014 were granted by Conduit Ltd. (“Conduit”), the previous owner of the ClientConnect business, which was not a publicly traded company and therefore, the expected volatility of grants in those periods was calculated based on certain peer companies that Conduit considered to be comparable. Starting in 2014, the expected volatility is calculated based on the actual historical stock price movements of the Company's stock.

The expected option term represents the period that the Company's stock options are expected to be outstanding. Prior to 2014, the expected option term for share-option awards which were at the money when granted has been determined by Conduit based on the simplified method in accordance with Staff Accounting Bulletin No. 110, as adequate historical experience was not available to provide a reasonable estimate. For share-option awards which were in the money when granted, Conduit used an expected term which it believed to be appropriate under these circumstances. Such estimate was not materially different than determining the expected term based on a lattice model, and then use it as an input to the Black-Scholes-Merton option pricing model.

Starting in 2014, the early exercise factor and the forfeiture rate post-vesting are calculated based on the Company's estimated early exercise and post-vesting forfeiture multiples, which are based on comparable companies and on actual historical data.

The risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds, with a term which is equivalent to the expected term of the stock-based awards. The dividend yield is based on the current decision of the Company's management not to distribute any dividends.

The fair value of restricted stock units (“RSU”) is based on the market value of the underlying shares on the date of grant.

Derivative instruments
Derivative instruments

The Company accounts for derivatives and hedging based on ASC 815, "Derivatives and Hedging", which requires recognizing all derivatives on the balance sheet at fair value. If the derivatives meet the definition of a cash flow hedge and are so designated, depending on the nature of the hedge, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income and reclassified into earnings in the same period, or periods, during which the hedged transaction affects earnings. The ineffective portion of a derivative's change in fair value, if any, is recognized in earnings, as well as gains and losses from a derivative's change in fair value that are not designated as hedges are recognized in earnings immediately.

Starting 2014, in order to mitigate the potential adverse impact on cash flows resulting from fluctuations in the exchange rate of the new Israeli shekels (“ILS”), the Company started to hedge portions of its forecasted expenses denominated in ILS with swap and options contracts. In addition, the Company has entered into a cross currency interest rate swap agreement in order to transform cash flow in ILS into USD of interest payments and principal as derived from the Company's convertible debt conditions (see note 9). The Company does not speculate in these hedging instruments in order to profit from foreign currency exchanges, nor does it enter into trades for which there are no underlying exposures.

The swap contracts were not designated as hedging instruments and therefore gains or losses resulting from the change of their fair value are recognized in "financial income, net". As of December 31, 2014 and 2015, the Company had derivative assets of $1,349 and $608, respectively and liabilities of $1,779 and $214 , respectively, representing the fair value of outstanding swap and cylinder contracts. The Company measured the fair value of these contracts in accordance with ASC 820, "Fair Value Measurement and Disclosures", and they were classified as level 2. Net gain (loss) from hedging transactions recognized in financial expenses, net, during 2015 and 2014, was ($175) and $125, respectively. No such gains or losses were recorded in 2013.

The notional value of the Company's derivative instruments as of December 31, 2014 and 2015, amounted to $43,520 and $57,052, respectively. Notional values in USD are translated and calculated based on the spot rates for options and swap. Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, however, they are used in the calculation of settlements under the contracts.

Fair value of financial instruments
Fair value of financial instruments

The carrying amounts of financial instruments carried at cost, including cash and cash equivalents, short-term deposits, restricted cash, accounts receivable, prepaid expenses and other assets, accounts payable, accrued expenses and other liabilities approximate their fair value due to the short-term maturities of such instruments.

The Company follows the provisions of ASC No. 820, “Fair Value Measurement” (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In determining a fair value, the Company uses various valuation approaches. ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability, based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect assumptions that market participants would use in pricing an asset or liability, based on the best information available under given circumstances.

The hierarchy is broken down into three levels, based on the observability of inputs and assumptions, as follows:

•	Level 1 - Observable inputs obtained from independent sources, such as quoted prices for identical assets and liabilities in active markets.
•	Level 2 - Other inputs that are directly or indirectly observable in the market place.
•	Level 3 - Unobservable inputs which are supported by little or no market activity.

The following table present assets and liabilities, measured at fair value on a recurring basis, as of December 31, 2015:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$608	$-	$608

Total financial assets	$-	$608	$-	$608

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$49,124	$49,124
Derivative liabilities	-	214	-	214
Convertible debt	35,463	-	-	35,463

Total financial liabilities	$35,463	$214	$49,124	$84,801

The following table present assets and liabilities, measured at fair value on a recurring basis, as of December 31, 2014:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Derivative assets	$-	$1,349	$-	$1,349

Total financial assets	$-	$1,349	$-	$1,349

Liabilities:
Payment obligation in connection with acquisitions	$-	$-	$13,645	$13,645
Derivative liabilities	-	1,779	-	1,779
Convertible debt	35,752	-	-	35,752

Total financial liabilities	$35,752	$1,779	$13,645	$51,176

The following table summarizes the changes in the Company's liabilities, measured at fair value, using significant unobservable inputs (Level 3), during the year ended December 31, 2015:

Total fair value as of January 1, 2015	$13,645

Accretion of contingent liability related to acquisition	311
Change in fair value of contingent consideration related to acquisition	(6,564)
Settlements	(2,500)
Fair value of payment obligation in connection with Undertone acquisition	44,023
Reclassification to accrued expenses	(189)
Changes in fair value recognized in earnings with respect to the employees of Grow Mobile	398

Total fair value as of December 31, 2015	$49,124

Treasury shares
Treasury shares

In the past, the Company repurchased its ordinary shares on the open market. The Company holds those shares as treasury shares and presents their cost as a reduction of shareholders' equity.

Business combinations
Business combinations

The Company accounted for business combination in accordance with ASC 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of income in the period incurred.

Discontinued operations
Discontinued operations

Under ASC 205, "Presentation of Financial Statements - Discontinued Operation", when a component of an entity, as defined in ASC 205, has been disposed of or is classified as held for sale, the results of its operations, including the gain or loss on its disposal are classified as discontinued operations and the assets and liabilities of such component are classified as assets and liabilities attributed to discontinued operations; that is, provided that the operations, assets and liabilities and cash flows of the component have been eliminated from the entity's consolidated operations and the entity will no longer have any significant continuing involvement in the operations of the component.

Accordingly, the statements of income and statements of cash flow, related to certain business initiatives at ClientConnect prior to Perion's acquisition, are classified as discontinued operations for the year ended December 31, 2013.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases. ASU 2016-02 requires that long-term lease arrangements be recognized on the balance sheet. The standard is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The Company is currently evaluating the impact of adoption on its consolidated financial statements.

In November 2015, the FASB issued Accounting Standards Update No. 2015-17 (ASU 2015-17) “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes”. ASU 2015-17 simplifies the presentation of deferred income taxes by eliminating the separate classification of deferred income tax liabilities and assets into current and noncurrent amounts in the consolidated balance sheet statement of financial position. The amendments in the update require that all deferred tax liabilities and assets be classified as noncurrent in the consolidated balance sheet. The amendments in this update are effective for annual periods beginning after December 15, 2016, and interim periods therein and may be applied either prospectively or retrospectively to all periods presented. Early adoption is permitted. The Company has early adopted this standard in the fourth quarter of 2015 on a retrospective basis. Prior periods have been retrospectively adjusted.

As a result of the adoption of ASU 2015-17, the Company made the following adjustments to the 2014 balance sheet: a $3,000 decrease to current deferred tax assets, a $3,000 increase to noncurrent deferred tax asset, there was no change in noncurrent deferred tax liability.

In September 2015, the FASB issued ASU 2015-16, Simplifying the Accounting for Measurement-Period Adjustments (Topic 805): Business Combinations, which requires that an acquirer recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The standard is effective for fiscal years beginning after December 15, 2015, including interim periods within those fiscal years. The guidance is to be applied prospectively to adjustments to provisional amounts that occur after the effective date of the standard, with earlier application permitted for financial statements that have not been issued. The Company does not expect that the adoption of this ASU will have a significant impact its consolidated financial statements.

In April 2015, the FASB issued guidance on debt issuance costs. The guidance requires entities to present debt issuance costs related to a recognized debt liability as a direct deduction from the carrying amount of that debt in the balance sheet. This guidance does not contain guidance for debt issuance costs related to line-of-credit arrangements. Consequently, in August 2015, the FASB issued additional guidance to add paragraphs indicating that the SEC staff would not object to an entity deferring and presenting debt issuance costs related to line-of-credit arrangements as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement, regardless of whether there are any outstanding borrowings on the line-of-credit arrangement. The guidance is effective for the interim and annual periods beginning on or after December 15, 2015. The Company early adopted the guidance for debt outstanding as of December 31, 2015. There was no effect on prior year's presentation.

In May 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-09 (ASU 2014-09) "Revenue from Contracts with Customers." ASU 2014-09 supersedes the revenue recognition requirements in “Revenue Recognition (Topic 605)”, and requires entities to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for those goods or services. As currently issued and amended, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, though early adoption is permitted for annual reporting periods beginning after December 15, 2016. The Company is currently in the process of evaluating the impact of the adoption of ASU 2014-09 on its consolidated financial statements.